Schedule of Reportable Segment (Details) - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Sep. 24, 2024	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Gross profit			$ 865		$ (1,607)		$ 1,656		$ 2,342
Professional fees	198,364		75,003		116,652	730,627	142,945	243,057	147,694
Payroll expense	414,186		489,114		578,100	1,514,886	856,147	334,644	2,008,394
Selling, general and administrative expenses	26,187		21,331		26,462	114,723	51,490	76,872	931,279
Interest expense, net	39				(10,030)	287,028	427	67	19,166
Depreciation and amortization			75,000		150,000		150,000		300,000
Impairment loss on Intellectual property									2,550,000
Loss on investment									500,000
Gain on debt settlement									(175,000)
Other income									(1,000)
Segment net loss	(638,726)		(660,583)		(862,791)	(2,647,202)	(1,199,353)	(654,640)	(6,278,191)
Reconciliation of profit or loss
Adjustments and reconciling items
Net loss	(638,726)	$ (2,008,476)	(660,583)	$ (538,770)	(862,791)	(2,647,202)	(1,199,353)	(654,640)	(6,278,191)	$ (1,517,431)
Other (income) loss	$ (50)		$ 1,000			$ (62)			$ (1,000)